UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06211

Name of Fund: Merrill Lynch U.S. Treasury Money Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch U.S. Treasury Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 11/30/05

Date of reporting period: 12/01/04 - 11/30/05

Item 1 - Report to Stockholders

                                Merrill Lynch
                                U.S. Treasury Money Fund

Annual Report
November 30, 2005

Merrill Lynch U.S. Treasury Money Fund

Important Tax Information

Of the ordinary income distributions paid by Merrill Lynch U.S. Treasury Money Fund during the year ended November 30, 2005, 99.81% was attributable to federal obligations. Additionally, at least 50% of the assets of the Fund was invested in federal obligations at the end of each fiscal quarter.

The law varies in each state as to whether and what percentage of dividend income attributable to federal obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses including advisory fees, distribution fees including 12(b)-1 fees and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on June 1, 2005 and held through November 30, 2005) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                                  Expenses Paid
                                                        Beginning            Ending             During the Period*
                                                      Account Value       Account Value          June 1, 2005 to
                                                      June 1, 2005       November 30, 2005      November 30, 2005
==================================================================================================================
Actual
==================================================================================================================
Merrill Lynch U.S. Treasury Money Fund                   $1,000             $1,013.60                 $2.83
------------------------------------------------------------------------------------------------------------------
Hypothetical (5% annual return before expenses)**
==================================================================================================================
Merrill Lynch U.S. Treasury Money Fund                   $1,000             $1,022.29                 $2.84
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of .56%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


2       MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005

A Letter From the President

Dear Shareholder

As the financial markets continued to muddle their way through 2005, the Federal Reserve Board (the Fed) advanced its monetary tightening campaign full steam ahead. The 13th consecutive interest rate hike since June 2004 came on December 13, bringing the target federal funds rate to 4.25%. Oil prices, after reaching record highs on more than one occasion over the past several months, moderated somewhat by period-end, as did inflation expectations. Against this backdrop, most major market indexes managed to post positive results for the current reporting period:

Total Returns as of November 30, 2005                              6-month    12-month
======================================================================================
U.S. equities (Standard & Poor's 500 Index)                         + 5.88%    + 8.44%
--------------------------------------------------------------------------------------
Small-cap U.S. equities (Russell 2000 Index)                        +10.47     + 8.14
--------------------------------------------------------------------------------------
International equities (MSCI Europe Australasia Far East Index)     +11.23     +13.25
--------------------------------------------------------------------------------------
Fixed income (Lehman Brothers Aggregate Bond Index)                 - 0.48     + 2.40
--------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)      + 0.36     + 3.88
--------------------------------------------------------------------------------------
High yield bonds (Credit Suisse First Boston High Yield Index)      + 2.33     + 2.94
--------------------------------------------------------------------------------------

With the kick-off of the holiday shopping season, attention turned to the consumer, who has remained resilient even amid high energy prices and rising interest rates. Some observers surmise that a slowdown in residential real estate may ultimately contribute to a weakening in consumer spending. At this juncture, the outlook remains unclear.

Equity markets moved sideways for much of 2005, notwithstanding a strong rally in the middle of the fourth quarter. Corporate earnings have continued to surprise on the upside and company profit margins remain high, as does productivity. On the other hand, high energy prices, more Fed interest rate hikes, a consumer slowdown and/or the potential for slower earnings growth pose the greatest risks to U.S. stocks. Internationally, many markets have benefited from strong economic statistics, trade surpluses and solid finances. Emerging markets have had a particularly strong year, partly reflecting high economic growth rates and positive financial reforms.

The bond market continued to be characterized by a flattening yield curve. The difference between the two-year and 10-year Treasury yield was just seven basis points (.07%) at period-end, compared to 40 basis points six months ago and 134 basis points 12 months ago.

Navigating the financial markets can be a challenge, particularly during uncertain times. With that in mind, we invite you to visit our online magazine at www.mlim.ml.com/shareholdermagazine. Shareholder is a publication designed to provide insights on investing and timely "food for thought" for investors. We are pleased to make the magazine available online, where we are able to expand our reach in terms of content and readership.

As always, we thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                Sincerely,


                                /s/ Robert C. Doll, Jr.
                                Robert C. Doll, Jr.
                                President and Trustee


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005          3

A Discussion With Your Fund's Portfolio Manager

      Short-term interest rates continued to rise, prompting us to maintain our relatively conservative approach throughout most of the fiscal year.

How did the Fund perform during the fiscal year in light of the existing market conditions?

For the 12-month period ended November 30, 2005, Merrill Lynch U.S. Treasury Money Fund paid shareholders a net annualized dividend of 2.23%. For the six-month period ended November 30, 2005, the Fund paid a net annualized dividend of 2.73%. The Fund's seven-day yield as of November 30, 2005 was 3.24%.

The Fund's average portfolio maturity at November 30, 2005 was 57 days, compared to 53 days at May 31, 2005 and 58 days at November 30, 2004.

The Federal Reserve Board (the Fed) continued to target higher interest rates to combat inflationary expectations, bringing the federal funds rate from 2% one year ago to 4% at November 30, 2005. On December 13, the Fed raised interest rates another 25 basis points (.25%) in its 13th consecutive move since June 2004. The Fed maintained its commitment to a measured monetary tightening program even in the face of rising oil prices, which many feared could increase inflationary pressures and threaten the economic growth forecasts at certain points throughout the period. But the economy remained resilient, even in the wake of Hurricanes Katrina and Rita, which brutalized the Gulf Coast region in August and September and prompted a sharp spike in energy prices. According to preliminary data, U.S. gross domestic product grew at an annualized rate of 4.3% in the third quarter of 2005, following a 3.3% growth rate in the second quarter.

As short-term interest rates rose in unison with the Fed interest rate hikes, long-term interest rates increased less dramatically, perpetuating the yield curve flattening trend. The yield differential between the 10-year Treasury note and two-year Treasury note was just seven basis points at November 30, 2005, compared to 134 basis points a year ago. At the short end, the yield differential between the three-month Treasury bill and two-year Treasury note was comparatively steep at 47 basis points at period-end.

Following a steady rise in issuance of Treasury securities, we witnessed a decline in supply in recent months, most notably in shorter-term securities. The government's increased collection of both corporate and individual payroll taxes -- coincident with improving employment and corporate earnings -- has helped offset the need for additional supply in the short end. In addition, shrinking federal budget deficits contributed to the slowdown in Treasury issuance during this timeframe. Although the Gulf Coast hurricanes had a fairly muted short-term impact from an economic and fiscal perspective, Katrina and Rita will certainly increase the need for additional Treasury borrowing, both in bills and notes, to finance the reconstruction of the affected communities.

How did you manage the Fund during the period?

The Fund's average portfolio maturity remained in the 55-day - 65-day range for much of the year, reaching a high of 65 days and a low of 42 days.

For the most part, we continued to use our barbell strategy in the first half of the year, emphasizing the front end of the market for liquidity and longer-dated securities for yield enhancement and price appreciation. As the period progressed, we were less inclined toward that approach. Instead, our goal was to capture the greatest relative value that the market had to offer at a particular point in time. Portfolio activity was largely guided by our assessment of Fed sentiment as well as supply considerations and the yield curve's reaction to market and economic data.

In May, for example, the short end of the yield curve steepened and we took the opportunity to increase our exposure to four-month - six-month issues for their increased yield. At the time, statements from one Fed official gave some indication that the Fed may have been near the end of its interest rate hiking program. As that sentiment was dispelled later in the summer, we looked again to two-month issues and three-month issues and some shorter cash management bills issued by the Treasury, as the four-week bill became


4       MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005
expensive on a relative basis. We also continued to evaluate the nine-month - one-year area of the curve for opportunities to pick up yield, whenever securities in these sectors appeared inexpensive. In October and November, we shifted focus between three-month bills and six-month bills, emphasizing six-month issues when spreads widened and three-month issues when spreads narrowed. This allowed us to capture the most attractive yield available in the market without extending our average maturity too far -- a prospect we wanted to avoid as the Fed continued to raise interest rates.

Toward period-end, we found compelling opportunities in the one-year sector, where we were able to capture yields comparable to those offered by two-year notes but without locking into the longer maturity. Also in the final months of the period, we tried to avoid issues maturing in late December, as this is the time of year that the Fund often experiences heavy cash inflows as investors shift their assets into Treasury funds for year-end tax advantages. Much of this money is generally redeemed in January. Thus, we place maturities in January or later to generate additional yield and to meet seasonal redemptions.

How would you characterize the Fund's position at the close of the period?

We maintained adequate liquidity at period-end, keeping the Fund's average portfolio maturity in the 55-day - 65-day range. We believe this allows us the flexibility to extend our maturity when higher yield levels present themselves.

Although Hurricanes Katrina and Rita seemed to pose a legitimate threat to economic growth, the markets dismissed them as temporary shocks. We believe the economy is strong enough to absorb a brief slowdown, and that high energy prices and the spending associated with rebuilding efforts in the Gulf Coast may justify even higher rates. Nonetheless, after 13 consecutive interest rate hikes, we believe the Fed may be near its desired "neutral" interest rate target. In the meantime, we continue to monitor the economy and interest rates, and remain ready to adjust our strategy as market dynamics dictate and as compelling opportunities present themselves.

The Fund's portfolio composition, as a percent of net assets, at the end of November and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                             11/30/05    5/31/05
--------------------------------------------------------------------------------
U.S. Treasury Bills .......................................    92.4%      92.1%
U.S. Treasury Notes .......................................    10.5        2.2
Other Assets Less Liabilities .............................      --        5.7
Liabilities in Excess of Other Assets......................    (2.9)        --
                                                              ------------------
Total .....................................................   100.0%     100.0%
                                                              ==================

Cindy V. Macaulay
Vice President and Portfolio Manager

December 13, 2005


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005          5

Schedule of Investments                                           (in Thousands)

                                                            Face            Interest             Maturity
Issue                                                      Amount             Rate*                Date              Value
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills--92.4%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills                                        $2,830          3.28 - 3.74 %        12/01/2005         $ 2,830
                                                            4,717         3.382 - 3.825         12/08/2005           4,714
                                                            7,097         3.108 - 3.951         12/15/2005           7,087
                                                            7,349         3.157 - 3.925         12/22/2005           7,333
                                                            5,000          3.23 - 3.91          12/29/2005           4,986
                                                              537         3.543                  1/05/2006             535
                                                            2,731         3.710 - 3.715          1/12/2006           2,719
                                                            1,776          3.77 - 3.803          1/19/2006           1,767
                                                            3,000         3.80                   1/26/2006           2,984
                                                            1,197         3.841 - 3.875          2/09/2006           1,188
                                                            4,876          3.83 - 3.922          2/16/2006           4,837
                                                            4,883          3.68 - 3.951          2/23/2006           4,840
                                                              750         3.861                  4/06/2006             740
                                                            2,000         3.955                  4/13/2006           1,971
                                                            1,300         4.005                  4/20/2006           1,280
                                                            1,195         4.060 - 4.061          4/27/2006           1,176
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Bills (Cost--$50,982) ...................................................................       50,987
--------------------------------------------------------------------------------------------------------------------------
U.S.Treasury Notes--10.5%
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                                         1,000         1.875                  1/31/2006             997
                                                            2,950         1.625                  2/28/2006           2,933
                                                              238         1.50                   3/31/2006             236
                                                              500         2.25                   4/30/2006             496
                                                              250         4.625                  5/15/2006             250
                                                              350         2.375                  8/15/2006             345
                                                              300         2.50                  10/31/2006             295
                                                              218         2.875                 11/30/2006             215
--------------------------------------------------------------------------------------------------------------------------
Total U.S. Treasury Notes (Cost--$5,773) ....................................................................        5,767
--------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost--$56,755**)--102.9% .................................................................       56,754

Liabilities in Excess of Other Assets--(2.9%) ...............................................................       (1,573)
                                                                                                                   -------

Net Assets--100.0% ..........................................................................................      $55,181
                                                                                                                   =======

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of discount rates paid at the time of purchase. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost .....................................             $ 56,755
                                                                       ========
      Gross unrealized appreciation ......................             $      6
      Gross unrealized depreciation ......................                   (7)
                                                                       --------
      Net unrealized depreciation ........................             $     (1)
                                                                       ========

      See Notes to Financial Statements.


6       MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005

Statement of Assets and Liabilities

As of November 30, 2005
==================================================================================================================
Assets
------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value
                        (identified cost--$56,754,968) ..........................                    $  56,753,583
                       Cash .....................................................                           20,467
                       Receivables:
                          Beneficial interest sold ..............................  $      98,541
                          Interest ..............................................         23,632           122,173
                                                                                   -------------
                       Prepaid expenses and other assets ........................                           10,208
                                                                                                     -------------
                       Total assets .............................................                       56,906,431
                                                                                                     -------------
==================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Securities purchased ..................................      1,495,438
                          Beneficial interest redeemed ..........................        193,393
                          Distributor ...........................................          7,273
                          Investment adviser ....................................          5,368
                          Other affiliates ......................................          2,670         1,704,142
                                                                                   -------------
                       Accrued expenses .........................................                           21,743
                                                                                                     -------------
                       Total liabilities ........................................                        1,725,885
                                                                                                     -------------
==================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------
                       Net Assets ...............................................                    $  55,180,546
                                                                                                     =============
==================================================================================================================
Net Assets Consist of
------------------------------------------------------------------------------------------------------------------
                       Shares of beneficial interest, $.10 par value,
                        unlimited number of shares authorized ...................                    $   5,518,193
                       Paid-in capital in excess of par .........................                       49,663,738
                       Unrealized depreciation--net .............................                           (1,385)
                                                                                                     -------------
                       Net assets--Equivalent to $1.00 per share based on
                        55,181,931 shares of beneficial interest outstanding ....                    $  55,180,546
                                                                                                     =============

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005          7

Statement of Operations

For the Year Ended November 30, 2005
==================================================================================================================
Investment Income
------------------------------------------------------------------------------------------------------------------
                       Interest and amortization of premium and discount earned .                    $   1,548,929
==================================================================================================================
Expenses
------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees .................................  $     276,369
                       Distribution fees ........................................         55,371
                       Trustees' fees and expenses ..............................         39,769
                       Accounting services ......................................         34,114
                       Printing and shareholder reports .........................         25,468
                       Registration fees ........................................         23,768
                       Professional fees ........................................         20,873
                       Transfer agent fees ......................................         17,257
                       Custodian fees ...........................................          7,417
                       Pricing fees .............................................            936
                       Other ....................................................         13,753
                                                                                   -------------
                       Total expenses before waiver .............................        515,095
                       Waiver of expenses .......................................       (193,458)
                                                                                   -------------
                       Total expenses after waiver ..............................                          321,637
                                                                                                     -------------
                       Investment income-net ....................................                        1,227,292
                                                                                                     -------------
==================================================================================================================
Realized & Unrealized Gain-Net
------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments-net .........................                            2,905
                       Change in unrealized depreciation on investments-net .....                           15,003
                                                                                                     -------------
                       Total realized and unrealized gain-net ...................                           17,908
                                                                                                     -------------
                       Net Increase in Net Assets Resulting from Operations .....                    $   1,245,200
                                                                                                     =============

      See Notes to Financial Statements.


8       MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005

Statements of Changes in Net Assets

                                                                                          For the Year Ended
                                                                                             November 30,
                                                                                   -------------------------------
Increase (Decrease) in Net Assets:                                                      2005             2004
==================================================================================================================
Operations
------------------------------------------------------------------------------------------------------------------
                       Investment income--net ...................................  $   1,227,292     $     302,228
                       Realized gain--net .......................................          2,905             4,244
                       Change in unrealized appreciation/depreciation--net ......         15,003           (26,391)
                                                                                   -------------------------------
                       Net increase in net assets resulting from operations .....      1,245,200           280,081
                                                                                   -------------------------------
==================================================================================================================
Dividends & Distributions to Shareholders
------------------------------------------------------------------------------------------------------------------
                       Investment income--net....................................     (1,227,292)         (302,228)
                       Realized gain--net .......................................         (2,905)           (4,244)
                                                                                   -------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ...........................     (1,230,197)         (306,472)
                                                                                   -------------------------------
==================================================================================================================
Beneficial Interest Transactions
------------------------------------------------------------------------------------------------------------------
                       Net proceeds from sale of shares .........................    108,100,327        87,871,963
                       Value of shares issued to shareholders in reinvestment
                        of dividends and distributions ..........................      1,230,197           306,505
                                                                                   -------------------------------
                       Total shares issued ......................................    109,330,524        88,178,468
                       Cost of shares redeemed ..................................   (104,896,495)     (102,430,387)
                                                                                   -------------------------------
                       Net increase (decrease) in net assets derived from
                        beneficial interest transactions ........................      4,434,029       (14,251,919)
                                                                                   -------------------------------
==================================================================================================================
Net Assets
------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets ..................      4,449,032       (14,278,310)
                       Beginning of year ........................................     50,731,514        65,009,824
                                                                                   -------------------------------
                       End of year ..............................................  $  55,180,546     $  50,731,514
                                                                                   ===============================

      See Notes to Financial Statements.


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005          9

Financial Highlights

                                                                                     For the Year Ended November 30,
The following per share data and ratios have been derived             -------------------------------------------------------------
from information provided in the financial statements.                  2005         2004         2003          2002          2001
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of year .....       $  1.00      $  1.00      $  1.00       $  1.00       $  1.00
                                                                      -------------------------------------------------------------
                       Investment income--net .................         .0222        .0052        .0053         .0118         .0336
                       Realized and unrealized gain (loss)--net         .0004       (.0004)      (.0001)       (.0004)        .0023
                                                                      -------------------------------------------------------------
                       Total from investment operations .......         .0226        .0048        .0052         .0114         .0359
                                                                      -------------------------------------------------------------
                       Less dividends and distributions:
                          Investment income--net ..............        (.0222)      (.0052)      (.0053)       (.0118)       (.0336)
                          Realized gain--net ..................        (.0001)      (.0001)      (.0001)       (.0001)       (.0011)
                                                                      -------------------------------------------------------------
                       Total dividends and distributions ......        (.0223)      (.0053)      (.0054)       (.0119)       (.0347)
                                                                      -------------------------------------------------------------
                       Net asset value, end of year ...........       $  1.00      $  1.00      $  1.00       $  1.00       $  1.00
                                                                      =============================================================
                       Total Investment Return ................          2.26%         .53%         .54%         1.20%         3.75%
                                                                      =============================================================
===================================================================================================================================
Ratios to Average Net Assets
-----------------------------------------------------------------------------------------------------------------------------------
                       Expenses, net of waiver ................           .58%         .67%         .61%          .66%          .80%
                                                                      =============================================================
                       Expenses ...............................           .93%        1.02%         .96%         1.01%         1.15%
                                                                      =============================================================
                       Investment income and realized gain--net          2.23%         .50%         .57%         1.20%         3.65%
                                                                      =============================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of year (in thousands) .       $55,181      $50,732      $65,010       $78,943       $59,435
                                                                      =============================================================

      See Notes to Financial Statements.


10      MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005

Notes to Financial Statements

1. Significant Accounting Policies:

Merrill Lynch U.S. Treasury Money Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends in additional Fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Securities lending -- The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .50% of the average daily net assets of the Fund. MLIM has agreed to waive .35% of its fee, resulting in an annual fee equal to .15% of the average daily net assets of the Fund. For the year ended November 30, 2005, MLIM earned fees of $276,369, of which $193,458 was waived.


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005         11

Notes to Financial Statements (concluded)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12(b)-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of MLIM, receives a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of .125% of average daily net assets of the Fund for shareholders whose Fund accounts are serviced by MLPF&S financial advisors, whether maintained through MLPF&S or directly with each Fund's transfer agent. The distribution fee is to compensate MLPF&S for providing, or arranging for the provision of, account maintenance and sales and promotional activities and services with respect to shares of the Fund. For the year ended November 30, 2005, MLPF&S earned $55,371 under the Shareholder Servicing Plan.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended November 30, 2005, the Fund reimbursed MLIM $1,357 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of MLIM, PSI, FAMD, FDS, ML & Co., and/or MLIM, LLC.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended November 30, 2005 and November 30, 2004 was as follows:

--------------------------------------------------------------------------------
                                                     11/30/2005       11/30/2004
--------------------------------------------------------------------------------
Distributions paid from:
   Ordinary income ...........................       $1,230,197       $  305,043
   Net long-term capital gains ...............               --            1,429
                                                     ===========================
Total distributions ..........................       $1,230,197       $  306,472
                                                     ===========================

As of November 30, 2005, there were no significant differences between the book and tax components of net assets.


12      MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of Merrill Lynch U.S. Treasury Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch U.S. Treasury Money Fund as of November 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Deloitte & Touche LLP
Princeton, New Jersey
January 18, 2006


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005         13

Officers and Trustees

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Robert C.   P.O. Box 9011  President    2005 to  President of the MLIM/FAM-advised funds since 2005;   131 Funds       None
Doll, Jr.*  Princeton, NJ  and          present  President of MLIM and FAM since 2001; Co-Head         177 Portfolios
            08543-9011     Trustee               (Americas Region) thereof from 2000 to 2001 and
            Age: 51                              Senior Vice President from 1999 to 2001; President
                                                 and Director of Princeton Services, Inc. ("Princeton
                                                 Services") since 2001; President of Princeton
                                                 Administrators, L.P. ("Princeton Administrators")
                                                 since 2001; Chief Investment Officer of Oppenheimer-
                                                 Funds, Inc. in 1999 and Executive Vice President
                                                 thereof from 1991 to 1999.
            ------------------------------------------------------------------------------------------------------------------------
            * Mr. Doll is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or
              FAM acts as investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the
              Fund based on his current positions with MLIM, FAM, Princeton Services and Princeton Administrators. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President,
              Mr. Doll serves at the pleasure of the Board of Trustees.

====================================================================================================================================
Independent Trustees*
------------------------------------------------------------------------------------------------------------------------------------
Donald W.   P.O. Box 9095  Trustee      2002 to  General Partner of The Burton Partnership, Limited    23 Funds        Knology, Inc.
Burton      Princeton, NJ               present  Partnership (an investment partnership) since 1979;   42 Portfolios   (telecommuni-
            08543-9095                           Managing General Partner of The South Atlantic                        cations) and
            Age: 61                              Venture Funds since 1983; Member of the Investment                    Symbion, Inc.
                                                 Advisory Council of the Florida State Board of                        (healthcare)
                                                 Administration since 2001.
------------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095  Trustee      1999 to  Professor of Finance and Economics, Graduate School   23 Funds        None
Simon       Princeton, NJ               present  of Business, Columbia University since 1998.          42 Portfolios
Hodrick     08543-9095
            Age: 43
------------------------------------------------------------------------------------------------------------------------------------
John        P.O. Box 9095  Trustee      2005 to  President and Chief Executive Officer of Allmerica    23 Funds        ABIOMED
Francis     Princeton, NJ               present  Financial Corporation (financial services holding     42 Portfolios   (medical
O'Brien     08543-9095                           company) from 1995 to 2002 and Director from 1995 to                  device
            Age: 62                              2003; President of Allmerica Investment Management                    manufactu-
                                                 Co., Inc. (investment adviser) from 1989 to 2002;                     rer), Cabot
                                                 Director from 1989 to 2002 and Chairman of the Board                  Corporation
                                                 from 1989 to 1990; President, Chief Executive                         (chemicals),
                                                 Officer and Director of First Allmerica Financial                     LKQ Corpor-
                                                 Life Insurance Company from 1989 to 2002 and                          ation (auto
                                                 Director of various other Allmerica Financial                         parts manufa-
                                                 companies until 2002; Director since 1989, Member of                  cturing)and
                                                 the Governance Nominating Committee since 2004,                       TJX Comp-
                                                 Member of the Compensation Committee of ABIOMED                       anies,Inc.
                                                 since 1989 and Member of the Audit Committee of                       (retailer)
                                                 ABIOMED from 1990 to 2004; Director and Member of
                                                 the Governance and Nomination Committee of Cabot
                                                 Corporation and Member of the Audit Committee since
                                                 1990; Director and Member of the Audit Committee and
                                                 Compensation Committee of LKQ Corporation since
                                                 2003; Lead Director of TJX Companies, Inc. since
                                                 1999; Trustee of the Woods Hole Oceanographic
                                                 Institute since 2003.
------------------------------------------------------------------------------------------------------------------------------------
David H.    P.O. Box 9095  Trustee      2003 to  Consultant with Putnam Investments from 1993 to       23 Funds        None
Walsh       Princeton, NJ               present  2003, and employed in various capacities therewith    42 Portfolios
            08543-9095                           from 1973 to 1992; Director, The National Audubon
            Age: 64                              Society since 1998; Director, The American Museum of
                                                 Fly Fishing since 1997.


14      MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005

Officers and Trustees (concluded)

                                                                                                       Number of
                                                                                                       Portfolios in   Other Public
                           Position(s)  Length of                                                      Fund Complex    Directorships
                           Held with    Time                                                           Overseen by     Held by
Name        Address & Age  Fund         Served   Principal Occupation(s) During Past 5 Years           Trustee         Trustee
====================================================================================================================================
Independent Trustees* (concluded)
------------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095  Trustee      1998 to  Managing Director of FGW Associates since 1997;       23 Funds        Watson
Weiss **    Princeton, NJ               present  Vice President, Planning, Investment and Development  42 Portfolios   Pharma-
            08543-9095                           of Warner Lambert Co. from 1979 to 1997;                              ceuticals,
            Age: 64                              Director of Michael J. Fox Foundation for Parkinson's                 Inc. (pharma-
                                                 Research since 2000; Director of BTG International,                   ceutical
                                                 PLC (a global technology commercialization company)                   company)
                                                 since 2001.
            ------------------------------------------------------------------------------------------------------------------------
            *  Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
            ** Chairman of the Board and the Audit Committee.
====================================================================================================================================
Fund Officers*
------------------------------------------------------------------------------------------------------------------------------------
Donald C.   P.O. Box 9011  Vice         Vice     First Vice President of MLIM and FAM since 1997 and Treasurer thereof since 1999;
Burke       Princeton, NJ  President    Presi-   Senior Vice President and Treasurer of Princeton Services since 1999 and Director
            08543-9011     and          dent     since 2004; Vice President of FAM Distributors, Inc. ("FAMD") since 1999 and
            Age: 45        Treasurer    1993 to  Director since 2004; Vice President of MLIM and FAM from 1990 to 1997; Director of present; Taxation of MLIM from 1990 to 2001; Vice President, Treasurer and Secretary of the
                                        Treasu-  IQ Funds since 2004.
                                        rer 1999
                                        to
                                        present
------------------------------------------------------------------------------------------------------------------------------------
Cindy V.    P.O. Box 9011  Vice         2002 to  Vice President of MLIM since 1996.
Macaulay    Princeton, NJ  President    present
            08543-9011
            Age: 38
------------------------------------------------------------------------------------------------------------------------------------
Jeffrey     P.O. Box 9011  Chief        2004 to  Chief Compliance Officer of the MLIM/FAM-advised funds and First Vice President and
Hiller      Princeton, NJ  Compliance   present  Chief Compliance Officer of MLIM (Americas Region) since 2004; Chief Compliance
            08543-9011     Officer               Officer of the IQ Funds since 2004; Global Director of Compliance at Morgan Stanley
            Age: 54                              Investment Management from 2002 to 2004; Managing Director and Global Director of
                                                 Compliance at Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                                 Officer at Soros Fund Management in 2000; Chief Compliance Officer at Prudential
                                                 Financial from 1995 to 2000; Senior Counsel in the Commission's Division of
                                                 Enforcement in Washington, D.C. from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------------------
Alice A.    P.O. Box 9011  Secretary    2004 to  Director (Legal Advisory) of MLIM since 2002; Vice President of MLIM from 1999 to
Pellegrino  Princeton, NJ               present  2002; Attorney associated with MLIM since 1997; Secretary of MLIM, FAM, FAMD and
            08543-9011                           Princeton Services since 2004.
            Age: 45
            ------------------------------------------------------------------------------------------------------------------------
            * Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------
            Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional
            Information, which can be obtained out charge by calling 1-800-MER-FUND.
------------------------------------------------------------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


        MERRILL LYNCH U.S. TREASURY MONEY FUND      NOVEMBER 30, 2005         15

[LOGO] Merrill Lynch Investment Managers

www.mlim.ml.com

--------------------------------------------------------------------------------

Mercury Advisors

A Division of Merrill Lynch Investment Managers

www.mercury.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Refer to www.mlim.ml.com to obtain performance data current to the most recent month-end. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Merrill Lynch U.S. Treasury Money Fund
Box 9011
Princeton, NJ
08543-9011

                                                                 #13966 -- 11/05

Item 2 - Code of Ethics - The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Audit Committee Financial Expert - The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) Donald W. Burton, (2) M. Colyer Crum (retired as of December 31, 2004), (3) Laurie Simon Hodrick, (4) John F. O'Brien, (5) David H. Walsh and (6) Fred G. Weiss.

         The registrant's board of directors has determined that Laurie Simon Hodrick and M. Colyer Crum qualify as financial experts pursuant to
         Item 3(c)(4) of Form N-CSR.

         Ms. Hodrick has a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting. Ms. Hodrick earned a Ph.D. in economics and has taught courses in finance for over 15 years. Her M.B.A.-level course centers around the evaluation and analysis of firms' corporate financial statements. She has also taught in financial analysts' training programs. Ms. Hodrick has also worked with several prominent corporations in connection with the analysis of financial forecasts and projections and analysis of the financial statements of those companies, serving on the Financial Advisory Council of one of these major corporations. She has also served as the Treasurer and Finance Chair of a 501(c)(3) organization. Ms. Hodrick has published a number of articles in leading economic and financial journals and is the associate editor of two leading finance journals.

         M. Colyer Crum also possesses a thorough understanding of generally accepted accounting principals, financial statements, and internal controls and procedures for financial reporting through a combination of education and experience. Professor Crum was a professor of investment management at the Harvard Business School for 25 years. The courses taught by Professor Crum place a heavy emphasis on the analysis of underlying company financial statements with respect to stock selection and the analysis of credit risk in making loans. Professor Crum has also served on a number of boards of directors and has served on the audit committees, and in some cases chaired the audit committee, for several major corporations and financial institutions. For two such organizations, Professor Crum has performed extensive investment analysis of financial statements in connection with investment management decisions. From these experiences, he has gained significant experience with the establishment of reserves and accounting policies, differences between U.S. GAAP and Canadian GAAP and executive compensation issues.

Item 4 - Principal Accountant Fees and Services

         (a) Audit Fees -         Fiscal Year Ending November 30, 2005 - $23,000
                                  Fiscal Year Ending November 30, 2004 - $22,000

         (b) Audit-Related Fees - Fiscal Year Ending November 30, 2005 - $0
                                  Fiscal Year Ending November 30, 2004 - $0

         (c) Tax Fees -           Fiscal Year Ending November 30, 2005 - $5,700
                                  Fiscal Year Ending November 30, 2004 - $5,800

         The nature of the services include tax compliance, tax advice and tax planning.

         (d) All Other Fees -     Fiscal Year Ending November 30, 2005 - $0
                                  Fiscal Year Ending November 30, 2004 - $0

         (e)(1) The registrant's audit committee (the "Committee") has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant's affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis ("general pre-approval"). However, such services will only be deemed pre-approved provided that any individual project does not exceed $5,000 attributable to the registrant or $50,000 for all of the registrants the Committee oversees. Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

         (e)(2) 0%

         (f) Not Applicable

         (g) Fiscal Year Ending November 30, 2005 - $5,738,110
             Fiscal Year Ending November 30, 2004 - $12,448,225

         (h) The registrant's audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

         Regulation S-X Rule 2-01(c)(7)(ii) - $1,227,000, 0%

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 - Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 - Exhibits attached hereto

12(a)(1) - Code of Ethics - See Item 2

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) - Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch U.S. Treasury Money Fund


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    ---------------------------
    Robert C. Doll, Jr.,
    Chief Executive Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 25, 2006


By: /s/ Donald C. Burke
    ---------------------------
    Donald C. Burke,
    Chief Financial Officer of
    Merrill Lynch U.S. Treasury Money Fund

Date: January 25, 2006